Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about intangible assets [line items]
Amortization expense	$ 0.9	$ 1.1	$ 2.0	$ 2.1